Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue:
Total revenue	$ 192,519	$ 54,246
Cost of revenue	122,516	39,713
Gross Profit	70,003	14,533
Gain from sales of digital assets	2,163	30
Impairments of digital assets	(53,985)	0
Operating expenses:
Research and development	3,340	1,208
Sales and marketing	1,398	534
General and administrative expenses	40,160	3,795
Total operating expenses	44,898	5,537
Operating (loss) income	(26,717)	9,026
Non-operating expenses, net:
Loss on debt extinguishment	0	42
Interest expense, net	21,676	2,135
Fair value adjustments on convertible notes	386,037	0
Fair value adjustments on derivative warrant liabilities	(10,275)	0
Other non-operating (income), net	(357)	0
Total non-operating expense, net	397,081	2,177
(Loss) income before income taxes	(423,798)	6,849
Income tax expense	42,406	0
Net (loss) income	$ (466,204)	$ 6,849
Net (loss) income per share (Note 13):
Net loss per share – basic (in dollars per share)	$ (1.52)	$ 0.04
Net loss per share – diluted (in dollars per share)	$ (1.52)	$ 0.04
Weighted average shares outstanding:
Weighted average common shares outstanding - basic (in shares)	307,475	157,786
Weighted average common shares outstanding - diluted (in shares)	307,475	175,964
Hosting Service
Revenue:
Cost of revenue	$ 31,231	$ 11,829
Hosting Service, Customers
Revenue:
Revenue from customers and related parties	27,338	8,356
Hosting Service, Related Parties
Revenue:
Revenue from customers and related parties	5,876	4,336
Equipment Sales
Revenue:
Cost of revenue	22,535	26,231
Equipment Sales, Customers
Revenue:
Revenue from customers and related parties	416	24,042
Equipment Sales, Related Parties
Revenue:
Revenue from customers and related parties	25,889	7,884
Digital asset mining
Revenue:
Digital asset mining income	133,000	9,628
Cost of revenue	$ 68,750	$ 1,653